Consolidated Statements of Shareholders' Equity (Unaudited) (Q3) - USD ($) $ in Thousands	Series A Convertible Preferred stock	Common Stock	Accumulated Deficit	Total
Balance at Jun. 30, 2013	$ 3,138	$ 221,383	$ (201,143)	$ 23,378
Balance (in shares) at Jun. 30, 2013	445,063	33,346,893		35,602,123
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants		$ 2,362		$ 2,362
Exercise of warrants (in shares)		2,090,226
Stock based compensation 2013 Stock Incentive Plan		$ 6		$ 6
Stock based compensation 2013 Stock Incentive Plan (in shares)		3,334		3,334
Stock based compensation 2014 Stock Option Incentive Plan		$ 279		$ 279
Stock based compensation 2015 Equity Incentive Plan		227		227
Retirement of common stock		$ (89)		$ (89)
Retirement of common stock (in shares)		(52,645)		(52,645)
Net loss			27,531	$ 27,531
Balance at Jun. 30, 2014	$ 3,138	$ 224,210	(173,612)	$ 53,736
Balance (in shares) at Jun. 30, 2014	445,063	35,602,123		35,602,123
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation 2014 Stock Option Incentive Plan		$ 52		$ 52
Stock based compensation 2015 Equity Incentive Plan		293		293
Retirement of common stock		$ (62)		$ (62)
Retirement of common stock (in shares)		(31,899)		(31,899)
Net loss			(1,089)	$ (1,089)
Balance at Jun. 30, 2015	$ 3,138	$ 224,874	(174,701)	$ 53,311
Balance (in shares) at Jun. 30, 2015	445,063	35,763,663		35,763,663
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclass of fair value of warrant liability upon exercise of warrants		$ 2,914		$ 2,914
Exercise of warrants		$ 4,918		4,918
Exercise of warrants (in shares)		1,887,325
Stock based compensation 2015 Equity Incentive Plan		$ 513		513
Retirement of common stock		$ (213)		(213)
Retirement of common stock (in shares)		(52,536)
Net loss			(6,806)	(6,806)
Balance at Jun. 30, 2016	$ 3,138	$ 233,394	(181,507)	55,025
Balance (in shares) at Jun. 30, 2016	445,063	37,783,444
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclass of fair value of warrant liability upon exercise of warrants		$ 5,229		5,229
Exercise of warrants		$ 6,193		6,193
Exercise of warrants (in shares)		2,401,408
Stock based compensation 2013 Stock Incentive Plan		$ 288		288
Stock based compensation 2013 Stock Incentive Plan (in shares)		149,356
Stock based compensation 2014 Stock Option Incentive Plan		$ 155		155
Stock based compensation 2015 Equity Incentive Plan		235		235
Retirement of common stock		$ (31)		(31)
Retirement of common stock (in shares)		(6,533)
Net loss			(2,095)	(2,095)
Balance at Mar. 31, 2017	$ 3,138	$ 245,463	$ (183,602)	$ 64,999
Balance (in shares) at Mar. 31, 2017	445,063	40,327,675